Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Prepaid Expenses and Other Current Assets
Schedule of Prepaid Expenses
	May 31,	August 31,
	2025	2024
Advertising & Conferences	$12,353	$204,894
Research & Development	526,241	673,126
Legal & Accounting Fees	25,000	45,600
License, Filing Fees, Dues	45,938	22,925
Office & Insurance	85,823	122,245
Consulting	33,993	-
Capital Financing	94,000	119,027
Total Prepaid Expenses and Other Current Assets	$823,348	$1,187,817

	August 31,	August 31,
	2024	2023
Advertising & Conferences	$204,894	$40,342
Research and Development	673,126	-
Consulting	-	331,811
Legal & Accounting Fees	45,600	36,795
License, Filing Fees, Dues	22,925	15,668
Office & Insurance	122,245	97,167
Capital Financing	119,027	25,000
Total Prepaid Expenses and Other Current Assets	$1,187,817	$546,783